Income Taxes (Schedule of Income before Income Tax, Domestic and Foreign) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
U.S.									$ (285,141)	$ (3,015)	$ (155,058)
Non-U.S.									(104,613)	(52,264)	17,059
Loss before income taxes	$ (387,051)	$ (4,162)	$ (13,703)	$ 15,162	$ 85,050	$ (22,645)	$ (88,943)	$ (28,741)	$ (389,754)	$ (55,279)	$ (137,999)